Note 22 - Segmented Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 22 - Segmented Information (Details) [Line Items]
Number of Operating Segments	3
Equity Method Investments	$ 4,946	$ 5,455
CRE[Member]
Note 22 - Segmented Information (Details) [Line Items]
Equity Method Investments	$ 4,744	$ 5,226